Stockholders' Equity - Summary Of Number of common shares to be issued upon exercise of remaining warrants (Detail) - shares	Dec. 31, 2025	Oct. 31, 2023
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	24,524,734
Class A Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,867
Class B Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	786,800
Class C Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,347,267	1,480,000
Class D Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	173,334	1,100,000
Class E Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,166,666
Class F Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	9,523,900
Class G Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	9,523,900